UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2017

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Stock Index Fund, Inc.	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2017 through June 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the first half of 2017 as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, growth-oriented companies and away from smaller, economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe and the emerging markets. In the bond market, despite short-term interest-rate hikes from the Federal Reserve Board, yields of longer-term U.S. government securities moderated somewhat and prices rose when it became clear that major tax and fiscal reforms would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist over the second half of the year, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
July 17, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from January 1, 2017 through June 30, 2017, as provided by portfolio managers Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, of Mellon Capital Management Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2017, Dreyfus Stock Index Fund, Inc.’s Initial Shares produced a total return of 9.21%, and its Service Shares produced a total return of 9.06%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of 9.33% for the same period.2,3

U.S. stocks gained ground amid better-than-expected corporate earnings and improving domestic and global growth prospects. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in all 500 stocks in the Index in proportion to their weighting in the Index.

Markets Rose Despite Political Uncertainties

Over the first half of 2017, equities continued to build on gains achieved during the final months of 2016. Consecutive quarters of better-than-expected corporate earnings, a robust U.S. labor market, and encouraging economic developments in the United States, Europe, and China drove the Index to a series of new highs in January and February. While concerns about the new U.S. presidential administration’s ability to implement its business-friendly policy proposals slowed the pace of the market’s advance in the early spring, U.S. stocks improved as consumer spending remained resilient and global economic growth appeared to gain momentum. In addition, some companies and industry groups benefited from waning concerns about potentially protectionist U.S. trade policies. These developments bolstered investor confidence and enabled the Index to reach new all-time highs in May and June.

Technology and Health Care Stocks Led the Market’s Advance

The information technology sector was the top-performing market sector in the Index for the reporting period. A number of companies benefited from greater adoption of technical innovations in products ranging from appliances to automobiles. Cybersecurity software developers encountered greater demand for their products, and producers of smartphone components benefited from new product cycles. Gains were especially pronounced for some of the technology industry’s largest companies, such as Facebook, Alphabet, eBay, and Microsoft. Laggards during the reporting period included so-called “legacy” companies, such as PC manufacturers, that have been slow to adapt to new technological trends.

The health care sector posted strong results despite uncertainty surrounding new health care reform legislation. Still, pharmaceutical companies advanced amid expectations that more business-friendly regulators would speed drug approvals and relax marketing restrictions,

DISCUSSION OF FUND PERFORMANCE (continued)

and previous concerns eased regarding potential price controls. Medical device manufacturers rallied amid expectations that taxes imposed by the Affordable Care Act would be eliminated.

The consumer discretionary sector also fared relatively well, bolstered by online service providers such as Amazon.com, Priceline Group, and Netflix. Rising travel volumes buoyed revenues and earnings of several hotel operators, restaurant chains, and leisure companies. However, brick-and-mortar retailers struggled with online competition, and automobile manufacturers experienced a sales slump.

The energy sector proved to be the weakest segment of the Index over the reporting period due to declining commodity prices. Large, integrated oil companies lost value amid an oversupply of oil and gas, and some of the more leveraged offshore drillers and oil services providers were particularly hard hit by reduced demand. The telecommunication services sector also lagged broader market averages, mainly due to competitive and pricing pressures among wireless carriers and the persistent struggles of landline service providers.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. and global economic recoveries appear to be sustainable, and corporate earnings have continued to grow. However, these constructive market conditions could be undermined by geopolitical instability and ongoing uncertainty surrounding the presidential administration’s ability to enact its policy proposals into law. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

July 17, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Stock Index Fund, Inc., made available through insurance products may be similar to those of other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™,”and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2017 to June 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2017
	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.40	$2.70
Ending value (after expenses)	$1,092.10	$1,090.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2017
	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.35	$$2.61
Ending value (after expenses)	$1,023.46	$1,022.22

† Expenses are equal to the fund’s annualized expense ratio of .27% for Initial shares and .52% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2017 (Unaudited)

Common Stocks - 98.6%	Shares		Value ($)
Automobiles & Components - .7%
BorgWarner	22,544		954,964
Delphi Automotive	30,173		2,644,663
Ford Motor	438,733		4,909,422
General Motors	152,908		5,341,076
Goodyear Tire & Rubber	28,449		994,577
Harley-Davidson	19,853		1,072,459
			15,917,161
Banks - 6.4%
Bank of America	1,117,622		27,113,510
BB&T	90,937		4,129,449
Citigroup	309,239		20,681,904
Citizens Financial Group	57,947		2,067,549
Comerica	19,736		1,445,465
Fifth Third Bancorp	84,656		2,197,670
Huntington Bancshares	120,280		1,626,186
JPMorgan Chase & Co.	398,860		36,455,804
KeyCorp	120,009		2,248,969
M&T Bank	17,493		2,832,991
People's United Financial	38,480	[a]	679,557
PNC Financial Services Group	54,777		6,840,004
Regions Financial	135,635		1,985,696
SunTrust Banks	54,932		3,115,743
U.S. Bancorp	179,236		9,305,933
Wells Fargo & Co.	504,423		27,950,078
Zions Bancorporation	22,714		997,372
			151,673,880
Capital Goods - 7.3%
3M	66,817		13,910,631
Acuity Brands	4,836	[a]	983,062
Allegion	10,112		820,285
AMETEK	26,728		1,618,915
Arconic	47,568		1,077,415
Boeing	63,116		12,481,189
Caterpillar	65,632		7,052,815
Cummins	17,639		2,861,399
Deere & Co.	33,002		4,078,717
Dover	17,880		1,434,334

Common Stocks - 98.6% (continued)	Shares		Value ($)
Capital Goods - 7.3% (continued)
Eaton	50,988		3,968,396
Emerson Electric	72,168		4,302,656
Fastenal	31,803		1,384,385
Flowserve	15,401	[a]	715,068
Fluor	16,371		749,464
Fortive	32,998		2,090,423
Fortune Brands Home & Security	17,037		1,111,494
General Dynamics	31,923		6,323,946
General Electric	978,249		26,422,505
Honeywell International	85,535		11,400,960
Illinois Tool Works	35,332		5,061,309
Ingersoll-Rand	28,415		2,596,847
Jacobs Engineering Group	14,359		780,986
Johnson Controls International	103,938		4,506,752
L3 Technologies	8,644		1,444,240
Lockheed Martin	28,155		7,816,110
Masco	37,351		1,427,182
Northrop Grumman	19,712		5,060,268
PACCAR	39,083		2,581,041
Parker-Hannifin	15,147		2,420,794
Pentair	19,571		1,302,254
Quanta Services	17,872	[b]	588,346
Raytheon	33,155		5,353,869
Rockwell Automation	14,501		2,348,582
Rockwell Collins	18,172		1,909,514
Roper Technologies	11,439		2,648,472
Snap-on	6,158		972,964
Stanley Black & Decker	16,844		2,370,456
Textron	30,623		1,442,343
TransDigm Group	5,592	[a]	1,503,521
United Rentals	9,478	[b]	1,068,265
United Technologies	84,102		10,269,695
W.W. Grainger	6,148	[a]	1,109,898
Xylem	20,832		1,154,718
			172,526,485
Commercial & Professional Services - .6%
Cintas	9,555		1,204,312
Equifax	13,218		1,816,418
IHS Markit	35,511	[b]	1,563,904

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Commercial & Professional Services - .6% (continued)
Nielsen Holdings	37,549		1,451,644
Republic Services	25,974		1,655,323
Robert Half International	14,162		678,785
Stericycle	9,001	[b]	686,956
Verisk Analytics	16,926	[b]	1,428,047
Waste Management	45,420		3,331,557
			13,816,946
Consumer Durables & Apparel - 1.2%
Coach	30,907		1,463,137
D.R. Horton	36,719		1,269,376
Garmin	13,496	[a]	688,701
Hanesbrands	44,265	[a]	1,025,177
Hasbro	12,490		1,392,760
Leggett & Platt	15,445	[a]	811,326
Lennar, Cl. A	21,831		1,164,029
Mattel	38,436		827,527
Michael Kors Holdings	17,735	[b]	642,894
Mohawk Industries	6,840	[b]	1,653,160
Newell Brands	53,529		2,870,225
NIKE, Cl. B	148,575		8,765,925
PulteGroup	32,584		799,286
PVH	8,808		1,008,516
Ralph Lauren	6,800		501,840
Under Armour, Cl. A	19,597	[a,b]	426,431
Under Armour, Cl. C	19,737	[a,b]	397,898
VF	36,131		2,081,146
Whirlpool	8,509		1,630,495
			29,419,849
Consumer Services - 1.8%
Carnival	46,974		3,080,085
Chipotle Mexican Grill	3,366	[b]	1,400,593
Darden Restaurants	13,976		1,263,989
H&R Block	23,543		727,714
Hilton Worldwide Holdings	22,998		1,422,426
Marriott International, Cl. A	34,970		3,507,841
McDonald's	91,840		14,066,214
Royal Caribbean Cruises	18,501		2,020,864
Starbucks	162,478		9,474,092
Wyndham Worldwide	11,886		1,193,473

Common Stocks - 98.6% (continued)	Shares		Value ($)
Consumer Services - 1.8% (continued)
Wynn Resorts	8,817		1,182,536
Yum! Brands	37,799		2,788,054
			42,127,881
Diversified Financials - 5.2%
Affiliated Managers Group	6,136		1,017,717
American Express	84,977		7,158,462
Ameriprise Financial	17,732		2,257,106
Bank of New York Mellon	116,485		5,943,065
Berkshire Hathaway, Cl. B	213,174	[b]	36,105,280
BlackRock	13,605		5,746,888
Capital One Financial	54,095		4,469,329
CBOE Holdings	10,181		930,543
Charles Schwab	135,871		5,837,018
CME Group	38,114		4,773,397
Discover Financial Services	42,823		2,663,162
E*TRADE Financial	31,841	[b]	1,210,913
Franklin Resources	39,315		1,760,919
Goldman Sachs Group	41,349		9,175,343
Intercontinental Exchange	66,442		4,379,857
Invesco	46,380		1,632,112
Leucadia National	36,004		941,865
Moody's	19,070		2,320,438
Morgan Stanley	161,247		7,185,166
Nasdaq	12,915		923,293
Navient	33,214		553,013
Northern Trust	23,678		2,301,738
Raymond James Financial	14,350		1,151,157
S&P Global	29,011		4,235,316
State Street	39,826		3,573,587
Synchrony Financial	87,828		2,619,031
T. Rowe Price Group	27,698		2,055,469
			122,921,184
Energy - 5.9%
Anadarko Petroleum	62,278		2,823,685
Apache	42,178	[a]	2,021,592
Baker Hughes	47,874		2,609,612
Cabot Oil & Gas	53,027		1,329,917
Chesapeake Energy	82,642	[a,b]	410,731
Chevron	212,615		22,182,123

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Energy - 5.9% (continued)
Cimarex Energy	10,161		955,236
Concho Resources	16,278	[b]	1,978,265
ConocoPhillips	138,790		6,101,208
Devon Energy	58,076		1,856,690
EOG Resources	64,175		5,809,121
EQT	19,128	[a]	1,120,710
Exxon Mobil	475,588		38,394,219
Halliburton	96,422		4,118,184
Helmerich & Payne	11,578	[a]	629,149
Hess	29,141		1,278,416
Kinder Morgan	213,089		4,082,785
Marathon Oil	92,145		1,091,918
Marathon Petroleum	58,834		3,078,783
Murphy Oil	17,753	[a]	455,009
National Oilwell Varco	42,376	[a]	1,395,865
Newfield Exploration	21,655	[b]	616,301
Noble Energy	50,991		1,443,045
Occidental Petroleum	85,270		5,105,115
ONEOK	38,014	[a]	1,982,810
Phillips 66	49,633		4,104,153
Pioneer Natural Resources	18,835		3,005,689
Range Resources	20,816		482,307
Schlumberger	156,028		10,272,884
TechnipFMC	52,112	[b]	1,417,446
Tesoro	16,922		1,583,899
Transocean	43,127	[b]	354,935
Valero Energy	50,323		3,394,790
Williams Cos.	92,181		2,791,241
			140,277,833
Food & Staples Retailing - 1.9%
Costco Wholesale	49,115		7,854,962
CVS Health	115,346		9,280,739
Kroger	103,933		2,423,718
Sysco	56,316		2,834,384
Walgreens Boots Alliance	95,449		7,474,611
Wal-Mart Stores	166,035		12,565,529
Whole Foods Market	36,049	[a]	1,518,023
			43,951,966

Common Stocks - 98.6% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 5.2%
Altria Group	216,999		16,159,916
Archer-Daniels-Midland	64,432		2,666,196
Brown-Forman, Cl. B	20,464		994,550
Campbell Soup	21,537		1,123,155
Coca-Cola	431,890		19,370,266
Conagra Brands	47,421		1,695,775
Constellation Brands, Cl. A	19,301		3,739,183
Dr. Pepper Snapple Group	20,824		1,897,275
General Mills	65,968		3,654,627
Hershey	15,647		1,680,018
Hormel Foods	30,510	[a]	1,040,696
J.M. Smucker	13,067		1,546,218
Kellogg	28,197		1,958,564
Kraft Heinz	66,739		5,715,528
McCormick & Co.	12,696		1,237,987
Molson Coors Brewing, Cl. B	20,603		1,778,863
Mondelez International, Cl. A	170,503		7,364,025
Monster Beverage	45,238	[b]	2,247,424
PepsiCo	160,312		18,514,433
Philip Morris International	174,298		20,471,300
Reynolds American	92,260		6,000,590
Tyson Foods, Cl. A	32,436		2,031,467
			122,888,056
Health Care Equipment & Services - 5.7%
Abbott Laboratories	194,710		9,464,853
Aetna	37,154		5,641,092
Align Technology	8,475	[b]	1,272,267
AmerisourceBergen	18,817		1,778,771
Anthem	29,577		5,564,321
Baxter International	54,838		3,319,893
Becton Dickinson & Co.	25,259		4,928,283
Boston Scientific	153,570	[b]	4,256,960
C.R. Bard	8,091		2,557,646
Cardinal Health	35,855		2,793,822
Centene	18,782	[b]	1,500,306
Cerner	33,666	[b]	2,237,779
Cigna	28,442		4,760,906
Cooper	5,413		1,295,980
Danaher	68,270		5,761,305

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.7% (continued)
DaVita	18,519	[b]	1,199,290
Dentsply Sirona	26,537		1,720,659
Edwards Lifesciences	23,685	[b]	2,800,514
Envision Healthcare	13,016	[b]	815,713
Express Scripts Holding	66,751	[b]	4,261,384
HCA Healthcare	32,728	[b]	2,853,882
Henry Schein	9,080	[b]	1,661,822
Hologic	30,704	[b]	1,393,348
Humana	16,241		3,907,909
IDEXX Laboratories	10,005	[b]	1,615,007
Intuitive Surgical	4,135	[b]	3,867,755
Laboratory Corporation of America Holdings	11,472	[b]	1,768,294
McKesson	23,674		3,895,320
Medtronic	153,942		13,662,352
Patterson	8,902	[a]	417,949
Quest Diagnostics	15,627		1,737,097
Stryker	34,510		4,789,298
UnitedHealth Group	108,144		20,052,060
Universal Health Services, Cl. B	9,918		1,210,789
Varian Medical Systems	10,410	[a,b]	1,074,208
Zimmer Biomet Holdings	22,224		2,853,562
			134,692,396
Household & Personal Products - 1.9%
Church & Dwight	28,846		1,496,530
Clorox	14,230		1,896,005
Colgate-Palmolive	99,049		7,342,502
Coty, Cl. A	52,515		985,181
Estee Lauder, Cl. A	24,842		2,384,335
Kimberly-Clark	39,787		5,136,900
Procter & Gamble	287,014		25,013,270
			44,254,723
Insurance - 2.7%
Aflac	44,689		3,471,442
Allstate	41,608		3,679,812
American International Group	98,509		6,158,783
Aon	29,438		3,913,782
Arthur J. Gallagher & Co.	19,515		1,117,234
Assurant	6,756		700,530
Chubb	52,118		7,576,915

Common Stocks - 98.6% (continued)	Shares		Value ($)
Insurance - 2.7% (continued)
Cincinnati Financial	16,547		1,198,830
Everest Re Group	4,610		1,173,660
Hartford Financial Services Group	42,320		2,224,762
Lincoln National	26,037		1,759,580
Loews	29,711		1,390,772
Marsh & McLennan Cos.	57,453		4,479,036
MetLife	121,842		6,693,999
Principal Financial Group	29,434		1,885,836
Progressive	63,859		2,815,543
Prudential Financial	48,090		5,200,453
Torchmark	12,416		949,824
Travelers	31,792		4,022,642
Unum Group	26,855		1,252,249
Willis Towers Watson	14,412		2,096,370
XL Group	30,751		1,346,894
			65,108,948
Materials - 2.8%
Air Products & Chemicals	24,418		3,493,239
Albemarle	12,452		1,314,184
Avery Dennison	9,402		830,855
Ball	38,690		1,633,105
CF Industries Holdings	26,561	[a]	742,646
Dow Chemical	125,378		7,907,590
E.I. du Pont de Nemours & Co.	97,281		7,851,550
Eastman Chemical	15,775		1,324,942
Ecolab	29,023		3,852,803
FMC	14,534		1,061,709
Freeport-McMoRan	148,227	[b]	1,780,206
International Flavors & Fragrances	8,741		1,180,035
International Paper	45,948		2,601,116
LyondellBasell Industries, Cl. A	37,389		3,155,258
Martin Marietta Materials	7,323		1,629,953
Monsanto	49,228		5,826,626
Mosaic	38,848		886,900
Newmont Mining	59,389		1,923,610
Nucor	35,070		2,029,501
PPG Industries	28,875		3,175,095
Praxair	31,725		4,205,149
Sealed Air	21,775		974,649

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Materials - 2.8% (continued)
Sherwin-Williams	8,924		3,131,967
Vulcan Materials	14,607		1,850,415
WestRock	28,714		1,626,965
			65,990,068
Media - 3.0%
CBS, Cl. B	41,902		2,672,510
Charter Communications, Cl. A	24,199	[b]	8,151,433
Comcast, Cl. A	530,246		20,637,174
Discovery Communications, Cl. A	16,584	[a,b]	428,365
Discovery Communications, Cl. C	26,524	[b]	668,670
DISH Network, Cl. A	25,285	[b]	1,586,887
Interpublic Group of Companies	45,293		1,114,208
News Corp., Cl. A	41,851		573,359
News Corp., Cl. B	11,509	[a]	162,852
Omnicom Group	26,705		2,213,845
Scripps Networks Interactive, Cl. A	10,781	[a]	736,450
Time Warner	86,680		8,703,539
Twenty-First Century Fox, Cl. A	118,748		3,365,318
Twenty-First Century Fox, Cl. B	53,869		1,501,329
Viacom, Cl. B	39,027		1,310,136
Walt Disney	163,565		17,378,781
			71,204,856
Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
AbbVie	178,783		12,963,555
Agilent Technologies	36,773		2,181,007
Alexion Pharmaceuticals	25,113	[b]	3,055,499
Allergan	37,436		9,100,317
Amgen	82,561		14,219,481
Biogen	24,015	[b]	6,516,710
Bristol-Myers Squibb	185,139		10,315,945
Celgene	87,617	[b]	11,378,820
Eli Lilly & Co.	108,947		8,966,338
Gilead Sciences	146,537		10,371,889
Illumina	16,219	[b]	2,814,321
Incyte	19,554	[b]	2,462,044
Johnson & Johnson	302,502		40,017,990
Mallinckrodt	12,563	[b]	562,948
Merck & Co.	306,779		19,661,466
Mettler-Toledo International	2,967	[b]	1,746,198

Common Stocks - 98.6% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.6% (continued)
Mylan	51,019	[b]	1,980,558
PerkinElmer	11,983		816,522
Perrigo	15,914		1,201,825
Pfizer	669,740		22,496,567
Regeneron Pharmaceuticals	8,546	[b]	4,197,282
Thermo Fisher Scientific	44,075		7,689,765
Vertex Pharmaceuticals	27,768	[b]	3,578,462
Waters	8,887	[b]	1,633,786
Zoetis	54,870		3,422,791
			203,352,086
Real Estate - 2.9%
Alexandria Real Estate Equities	9,847	[c]	1,186,268
American Tower	47,491	[c]	6,284,009
Apartment Investment & Management, Cl. A	16,929	[c]	727,439
AvalonBay Communities	15,356	[c]	2,950,963
Boston Properties	17,192	[c]	2,114,960
CBRE Group, Cl. A	33,110	[b,c]	1,205,204
Crown Castle International	41,047	[c]	4,112,088
Digital Realty Trust	17,665	[a,c]	1,995,262
Equinix	8,701	[c]	3,734,121
Equity Residential	41,043	[c]	2,701,861
Essex Property Trust	7,353	[c]	1,891,706
Extra Space Storage	13,557	[c]	1,057,446
Federal Realty Investment Trust	8,089	[c]	1,022,369
GGP	63,946		1,506,568
HCP	51,776	[c]	1,654,761
Host Hotels & Resorts	82,336	[c]	1,504,279
Iron Mountain	26,633	[c]	915,110
Kimco Realty	46,609	[c]	855,275
Macerich	14,083	[c]	817,659
Mid-America Apartment Communities	12,616	[c]	1,329,474
Prologis	58,941	[c]	3,456,300
Public Storage	16,637	[c]	3,469,314
Realty Income	30,249	[c]	1,669,140
Regency Centers	16,298	[c]	1,020,907
Simon Property Group	35,481	[c]	5,739,407
SL Green Realty	10,859	[c]	1,148,882
UDR	28,750	[c]	1,120,388
Ventas	39,010	[c]	2,710,415

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Real Estate - 2.9% (continued)
Vornado Realty Trust	19,404	[c]	1,822,036
Welltower	40,410	[c]	3,024,689
Weyerhaeuser	83,158	[c]	2,785,793
			67,534,093
Retailing - 5.4%
Advance Auto Parts	7,975		929,805
Amazon.com	44,519	[b]	43,094,392
AutoNation	7,329	[a,b]	308,991
AutoZone	3,233	[b]	1,844,297
Bed Bath & Beyond	17,138	[a]	520,995
Best Buy	30,645		1,756,878
CarMax	21,728	[a,b]	1,370,168
Dollar General	29,001		2,090,682
Dollar Tree	25,887	[b]	1,810,019
Expedia	13,382		1,993,249
Foot Locker	15,171		747,627
Gap	26,084	[a]	573,587
Genuine Parts	16,868		1,564,676
Home Depot	134,387		20,614,966
Kohl's	19,875	[a]	768,566
L Brands	26,809	[a]	1,444,737
LKQ	33,827	[b]	1,114,600
Lowe's	97,223		7,537,699
Macy's	34,397	[a]	799,386
Netflix	48,166	[b]	7,196,482
Nordstrom	13,065	[a]	624,899
O'Reilly Automotive	10,317	[a,b]	2,256,741
Priceline Group	5,525	[b]	10,334,623
Ross Stores	44,855		2,589,479
Signet Jewelers	7,847	[a]	496,244
Staples	67,738		682,122
Target	62,821		3,284,910
The TJX Companies	72,364		5,222,510
Tiffany & Co.	12,571	[a]	1,180,040
Tractor Supply	14,646		793,960
TripAdvisor	11,966	[a,b]	457,101
Ulta Beauty	6,557	[b]	1,884,088
			127,888,519

Common Stocks - 98.6% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices	86,757	[a,b]	1,082,727
Analog Devices	40,509		3,151,600
Applied Materials	121,190		5,006,359
Broadcom	44,873		10,457,653
Intel	528,965		17,847,279
KLA-Tencor	17,200		1,573,972
Lam Research	18,127		2,563,702
Microchip Technology	25,688	[a]	1,982,600
Micron Technology	118,895	[b]	3,550,205
NVIDIA	66,733		9,646,922
Qorvo	14,371	[b]	909,972
QUALCOMM	164,800		9,100,256
Skyworks Solutions	20,943		2,009,481
Texas Instruments	112,226		8,633,546
Xilinx	28,060		1,804,819
			79,321,093
Software & Services - 13.1%
Accenture, Cl. A	69,368		8,579,434
Activision Blizzard	77,304		4,450,391
Adobe Systems	55,504	[b]	7,850,486
Akamai Technologies	19,594	[b]	975,977
Alliance Data Systems	6,322		1,622,794
Alphabet, Cl. A	33,400	[b]	31,051,312
Alphabet, Cl. C	33,491	[b]	30,434,276
ANSYS	9,596	[b]	1,167,641
Autodesk	21,924	[b]	2,210,378
Automatic Data Processing	50,453		5,169,414
CA	34,877		1,202,210
Citrix Systems	17,105	[b]	1,361,216
Cognizant Technology Solutions, Cl. A	66,248		4,398,867
CSRA	14,976		475,488
DXC Technology	31,674		2,430,029
eBay	113,629	[b]	3,967,925
Electronic Arts	34,466	[b]	3,643,746
Facebook, Cl. A	265,304	[b]	40,055,598
Fidelity National Information Services	37,068		3,165,607
Fiserv	24,100	[b]	2,948,394
Gartner	10,078	[b]	1,244,734
Global Payments	17,024		1,537,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Software & Services - 13.1% (continued)
International Business Machines	96,198		14,798,138
Intuit	27,341		3,631,158
Mastercard, Cl. A	105,645		12,830,585
Microsoft	866,507		59,728,328
Oracle	337,074		16,900,890
Paychex	35,330		2,011,690
PayPal Holdings	124,821	[b]	6,699,143
Red Hat	19,734	[b]	1,889,531
salesforce.com	74,977	[b]	6,493,008
Symantec	68,400		1,932,300
Synopsys	16,759	[b]	1,222,234
Total System Services	18,543		1,080,130
VeriSign	10,002	[a,b]	929,786
Visa, Cl. A	207,364	[a]	19,446,596
Western Union	55,914	[a]	1,065,162
			310,602,204
Technology Hardware & Equipment - 5.5%
Amphenol, Cl. A	34,389		2,538,596
Apple	585,476		84,320,254
Cisco Systems	560,313		17,537,797
Corning	105,910		3,182,595
F5 Networks	7,699	[b]	978,235
FLIR Systems	14,992		519,623
Harris	13,901		1,516,321
Hewlett Packard Enterprise	184,686		3,063,941
HP	191,242		3,342,910
Juniper Networks	42,421		1,182,697
Motorola Solutions	18,501		1,604,777
NetApp	31,164		1,248,118
Seagate Technology	33,050	[a]	1,280,688
TE Connectivity	39,700		3,123,596
Western Digital	32,653		2,893,056
Xerox	23,822		684,406
			129,017,610
Telecommunication Services - 2.1%
AT&T	689,947		26,031,700
CenturyLink	60,809	[a]	1,452,119
Level 3 Communications	32,131	[b]	1,905,368

Common Stocks - 98.6% (continued)	Shares		Value ($)
Telecommunication Services - 2.1% (continued)
Verizon Communications	457,805		20,445,571
			49,834,758
Transportation - 2.3%
Alaska Air Group	13,579	[a]	1,218,851
American Airlines Group	56,764	[a]	2,856,364
CH Robinson Worldwide	15,908	[a]	1,092,561
CSX	104,015		5,675,058
Delta Air Lines	82,021		4,407,809
Expeditors International of Washington	20,206	[a]	1,141,235
FedEx	27,594		5,997,004
J.B. Hunt Transport Services	10,046		918,003
Kansas City Southern	12,108		1,267,102
Norfolk Southern	33,166		4,036,302
Southwest Airlines	69,214		4,300,958
Union Pacific	91,309		9,944,463
United Continental Holdings	31,755	[b]	2,389,564
United Parcel Service, Cl. B	76,930		8,507,689
			53,752,963
Utilities - 3.1%
AES	70,211		780,044
Alliant Energy	25,186		1,011,722
Ameren	26,999		1,476,035
American Electric Power	55,149		3,831,201
American Water Works	19,732		1,538,109
CenterPoint Energy	48,953		1,340,333
CMS Energy	31,250		1,445,313
Consolidated Edison	33,709		2,724,361
Dominion Resources	70,557	[a]	5,406,783
DTE Energy	19,737		2,087,977
Duke Energy	78,223		6,538,661
Edison International	35,860		2,803,893
Entergy	20,148		1,546,762
Eversource Energy	35,409		2,149,680
Exelon	102,640		3,702,225
FirstEnergy	49,308		1,437,821
NextEra Energy	52,522		7,359,908
NiSource	36,196		917,931
NRG Energy	36,931		635,952
PG&E	57,273		3,801,209

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Utilities - 3.1% (continued)
Pinnacle West Capital	12,328		1,049,852
PPL	75,763		2,928,998
Public Service Enterprise Group	55,726		2,396,775
SCANA	15,908		1,065,995
Sempra Energy	27,734		3,127,008
Southern	110,838		5,306,923
WEC Energy Group	35,504		2,179,236
Xcel Energy	56,624		2,597,909
			73,188,616
Total Common Stocks (cost $902,338,878)			2,331,264,174
Short-Term Investments - .1%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
1.08%, 12/7/17 (cost $1,731,696)	1,740,000	[d]	1,731,918
Other Investment - 1.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $34,234,190)	34,234,190	[e]	34,234,190
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $15,978,341)	15,978,341	[e]	15,978,341
Total Investments (cost $954,283,105)	100.8%		2,383,208,623
Liabilities, Less Cash and Receivables	(.8%)		(19,383,946)
Net Assets	100.0%		2,363,824,677

a Security, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $68,434,340 and the value of the collateral held by the fund was $69,828,375, consisting of cash collateral of $15,978,341 and U.S. Government & Agency securities valued at $53,850,034.

b Non-income producing security.

c Investment in real estate investment trust.

d Held by or on behalf of a counterparty for open futures contracts.

e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.1
Pharmaceuticals, Biotechnology & Life Sciences	8.6
Capital Goods	7.3
Banks	6.4
Energy	5.9
Health Care Equipment & Services	5.7
Technology Hardware & Equipment	5.5
Retailing	5.4
Diversified Financials	5.2
Food, Beverage & Tobacco	5.2
Semiconductors & Semiconductor Equipment	3.3
Utilities	3.1
Media	3.0
Real Estate	2.9
Materials	2.8
Insurance	2.7
Transportation	2.3
Short-Term/Money Market Investments	2.2
Telecommunication Services	2.1
Household & Personal Products	1.9
Food & Staples Retailing	1.9
Consumer Services	1.8
Consumer Durables & Apparel	1.2
Automobiles & Components	.7
Commercial & Professional Services	.6
100.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF FUTURES

June 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized (Depreciation) ($)

Futures Long
Standard & Poor's 500 E-mini	309	37,402,905	September 2017	(127,199)
Gross Unrealized Depreciation				(127,199)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $68,434,340)—Note 1(b):
Unaffiliated issuers	904,070,574	2,332,996,092
Affiliated issuers	50,212,531	50,212,531
Cash		442,742
Dividends and securities lending income receivable		2,359,767
Receivable for futures variation margin—Note 4		25,705
Prepaid expenses		11,299
		2,386,048,136
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		526,523
Liability for securities on loan—Note 1(b)		15,978,341
Payable for shares of Common Stock redeemed		4,765,609
Payable for investment securities purchased		777,951
Accrued expenses		175,035
		22,223,459
Net Assets ($)		2,363,824,677
Composition of Net Assets ($):
Paid-in capital		951,748,965
Accumulated undistributed investment income—net		870,645
Accumulated net realized gain (loss) on investments		(17,593,252)
Accumulated net unrealized appreciation (depreciation) on investments [including ($127,199) net unrealized (depreciation) on futures]		1,428,798,319
Net Assets ($)		2,363,824,677

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	2,162,690,365	201,134,312
Shares Outstanding	44,631,414	4,145,640
Net Asset Value Per Share ($)	48.46	48.52

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	22,924,014
Affiliated issuers	106,957
Income from securities lending—Note 1(b)	40,667
Interest	5,488
Total Income	23,077,126
Expenses:
Management fee—Note 3(a)	2,801,020
Distribution fees—Note 3(b)	251,163
Directors’ fees and expenses—Note 3(d)	80,904
Prospectus and shareholders’ reports	75,625
Professional fees	38,813
Loan commitment fees—Note 2	17,156
Shareholder servicing costs—Note 3(c)	2,889
Registration fees	2,703
Miscellaneous	67,557
Total Expenses	3,337,830
Less—reduction in fees due to earnings credits—Note 3(c)	(68)
Net Expenses	3,337,762
Investment Income—Net	19,739,364
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	16,174,279
Net realized gain (loss) on futures	3,177,301
Net Realized Gain (Loss)	19,351,580
Net unrealized appreciation (depreciation) on investments	161,593,451
Net unrealized appreciation (depreciation) on futures	115,780
Net Unrealized Appreciation (Depreciation)	161,709,231
Net Realized and Unrealized Gain (Loss) on Investments	181,060,811
Net Increase in Net Assets Resulting from Operations	200,800,175

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations ($):
Investment income—net	19,739,364	39,504,813
Net realized gain (loss) on investments	19,351,580	58,654,548
Net unrealized appreciation (depreciation) on investments	161,709,231	136,407,444
Net Increase (Decrease) in Net Assets Resulting from Operations	200,800,175	234,566,805
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(18,133,525)	(38,523,757)
Service Shares	(1,468,744)	(3,459,777)
Net realized gain on investments:
Initial Shares	(50,253,942)	(66,770,473)
Service Shares	(4,870,215)	(6,995,648)
Total Distributions	(74,726,426)	(115,749,655)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	157,086,804	175,074,006
Service Shares	2,460,029	14,779,629
Distributions reinvested:
Initial Shares	68,387,467	105,294,230
Service Shares	6,338,959	10,455,425
Cost of shares redeemed:
Initial Shares	(179,076,939)	(267,602,472)
Service Shares	(19,583,062)	(38,417,929)
Increase (Decrease) in Net Assets from Capital Stock Transactions	35,613,258	(417,111)
Total Increase (Decrease) in Net Assets	161,687,007	118,400,039
Net Assets ($):
Beginning of Period	2,202,137,670	2,083,737,631
End of Period	2,363,824,677	2,202,137,670
Undistributed investment income—net	870,645	733,550
Capital Share Transactions (Shares):
Initial Shares
Shares sold	3,291,481	4,042,774
Shares issued for distributions reinvested	1,442,295	2,462,148
Shares redeemed	(3,745,906)	(6,171,082)
Net Increase (Decrease) in Shares Outstanding	987,870	333,840
Service Shares
Shares sold	51,422	347,728
Shares issued for distributions reinvested	133,585	244,569
Shares redeemed	(409,850)	(892,184)
Net Increase (Decrease) in Shares Outstanding	(224,843)	(299,887)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended June 30, 2017 (Unaudited)
		Year Ended December 31,
Initial Shares		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	45.86	43.42	44.99	40.84	31.86	29.48
Investment Operations:
Investment income—net[a]	.42	.83	.80	.74	.66	.63
Net realized and unrealized gain (loss) on investments	3.76	4.04	(.32)	4.65	9.39	3.95
Total from Investment Operations	4.18	4.87	.48	5.39	10.05	4.58
Distributions:
Dividends from investment income—net	(.41)	(.88)	(.81)	(.75)	(.68)	(.64)
Dividends from net realized gain on investments	(1.17)	(1.55)	(1.24)	(.49)	(.39)	(1.56)
Total Distributions	(1.58)	(2.43)	(2.05)	(1.24)	(1.07)	(2.20)
Net asset value, end of period	48.46	45.86	43.42	44.99	40.84	31.86
Total Return (%)	9.21[b]	11.71	1.11	13.42	32.02	15.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27[c]	.27	.27	.27	.29	.28
Ratio of net expenses to average net assets	.27[c]	.27	.27	.27	.29	.28
Ratio of net investment income to average net assets	1.75[c]	1.91	1.81	1.76	1.82	2.02
Portfolio Turnover Rate	1.57[b]	3.87	3.74	1.59	3.76	3.13
Net Assets, end of period ($ x 1,000)	2,162,690	2,001,468	1,880,694	1,955,325	1,798,538	1,541,577

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended June 30, 2017 (Unaudited)
		Year Ended December 31,
Service Shares		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	45.91	43.47	45.03	40.89	31.90	29.51
Investment Operations:
Investment income—net[a]	.36	.72	.69	.64	.57	.56
Net realized and unrealized gain (loss) on investments	3.77	4.04	(.31)	4.63	9.40	3.96
Total from Investment Operations	4.13	4.76	.38	5.27	9.97	4.52
Distributions:
Dividends from investment income—net	(.35)	(.77)	(.70)	(.64)	(.59)	(.57)
Dividends from net realized gain on investments	(1.17)	(1.55)	(1.24)	(.49)	(.39)	(1.56)
Total Distributions	(1.52)	(2.32)	(1.94)	(1.13)	(.98)	(2.13)
Net asset value, end of period	48.52	45.91	43.47	45.03	40.89	31.90
Total Return (%)	9.06[b]	11.44	.86	13.10	31.71	15.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52[c]	.52	.52	.52	.54	.53
Ratio of net expenses to average net assets	.52[c]	.52	.52	.52	.54	.53
Ratio of net investment income to average net assets	1.50[c]	1.66	1.56	1.50	1.57	1.78
Portfolio Turnover Rate	1.57[b]	3.87	3.74	1.59	3.76	3.13
Net Assets, end of period ($ x 1,000)	201,134	200,670	203,044	234,542	239,742	185,127

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities- Domestic Common Stocks†	2,314,234,728	-	-	2,314,234,728
Equity Securities- Foreign Common Stocks†	17,029,446	-	-	17,029,446
Registered Investment Companies	50,212,531	-	-	50,212,531
U.S. Treasury	-	1,731,918	-	1,731,918
Liabilities ($)
Other Financial Instruments:
Futures††	(127,199)	-	-	(127,199)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At June 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2017, The Bank of New York Mellon earned $9,233 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2017 were as follows:

Affiliated Investment Company	Value 12/31/2016 ($)	Purchases ($)	Sales ($)	Value 6/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	25,283,384	111,831,102	102,880,296	34,234,190	1.4
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	9,945,073	115,588,123	109,554,855	15,978,341.7
Total	35,228,457	227,419,225	212,435,151	50,212,531	2.1

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2016 was as follows: ordinary income $42,944,377 and long-term capital gains $72,805,278. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to an index-management agreement (the “Index Agreement”), Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, Mellon Capital pays the Custodian for its services to the fund.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2017, Service shares were charged $251,163 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2017, Initial shares were charged $1,922 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2017, the fund was charged $787 for transfer agency services and $68 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $68.

During the period ended June 30, 2017, the fund was charged $5,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $480,686, Distribution Plan fees $41,759, Shareholder Services Plan fees $1,000, Chief Compliance Officer fees $2,802 and transfer agency fees $276.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2017, amounted to $35,636,391 and $57,485,900, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2017 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2017:

Average Market Value ($)
Equity futures	35,502,516

At June 30, 2017, accumulated net unrealized appreciation on investments was $1,428,925,518, consisting of $1,452,943,312 gross unrealized appreciation and $24,017,794 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share. The LBO was executed in a two-step transaction: shares were

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

repurchased by Tribune in a tender offer in June 2007 and then in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases were consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)).

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”). The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but did not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL that applied to most, but not all, of the cases in the Tribune MDL. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL. The fund was a defendant in at least one of the dismissed cases. The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. On March 29, 2016, the Second Circuit issued its decision on the appeal and cross-appeal. A panel of three judges unanimously affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Bankruptcy Code. On April 12, 2016, the plaintiffs/appellants filed a petition with the Second Circuit requesting rehearing of the appeal by the same panel of judges and/or rehearing en banc by all judges on the Second Circuit. On July 22, 2016, the Second Circuit denied both requests for rehearing. On September 9, 2016, Plaintiffs filed a petition for certiorari with the U.S. Supreme Court. A brief in opposition to the petition was filed on behalf of defendants on October 24, 2016. Plaintiffs filed a reply brief on November 4, 2016. As of July 24, 2017, the Supreme Court had not ruled on the petition.

In the FitzSimons case, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014 and briefing was completed in July 2014. On January 9, 2017, Judge Sullivan entered an order granting the “global” motion and dismissing the claim against all the Shareholder Defendants. On February 2, 2017, the plaintiff filed a request to seek leave to appeal with the court. On February 23, 2017, the Court entered an order stating that it would permit the Plaintiff to make an interlocutory appeal of the dismissal of the claim, but only after the Court decided other pending motions to dismiss that do not involve the Shareholder Defendants. As of July 24, 2017, the Court had not decided those other motions.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Index Management Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Index Manager”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Index Manager. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Index Manager. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the

“Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Index Manager the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was approximately at the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Index Manager or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Index Manager in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Index Manager and Dreyfus. The Board also took into consideration that the Index Manager’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited) (continued)

The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Index Manager, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Index Manager pursuant to the Index Management Agreement, the Board did not consider the Index Manager’s profitability to be relevant to its deliberations. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Index Manager from acting as investment adviser and index manager, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Index Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Index Manager supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Index Manager, of Dreyfus and the Index Manager and the services provided to the fund by Dreyfus and the Index Manager. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

For More Information

Dreyfus Stock Index Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager

Mellon Capital Management Corporation
500 Grant Street
Pittsburgh, PA 15258

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0763SA0617

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 16, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)